Vanguard® S&P Mid-Cap 400 Growth Index Fund
Schedule of Investments (unaudited)
As of May 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Communication Services (1.4%)
	New York Times Co. Class A	161,971	12,182
*	Pinterest Inc. Class A	399,178	8,003
	Nexstar Media Group Inc. Class A	15,721	2,805
	Warner Music Group Corp. Class A	78,110	2,464
			25,454
Consumer Discretionary (8.9%)
	Somnigroup International Inc.	210,424	14,900
*	Five Below Inc.	55,296	12,572
*	Burlington Stores Inc.	38,026	12,314
	Texas Roadhouse Inc. Class A	66,310	11,977
*	TopBuild Corp.	27,982	11,682
	Dick's Sporting Goods Inc.	26,634	6,061
	Churchill Downs Inc.	66,428	5,793
	Service Corp. International	73,996	5,564
	Autoliv Inc.	42,731	5,432
	Hyatt Hotels Corp. Class A	28,601	5,187
*	Ollie's Bargain Outlet Holdings Inc.	61,499	5,020
	Boyd Gaming Corp.	57,975	4,793
*	Planet Fitness Inc. Class A	83,211	4,453
	Travel + Leisure Co.	64,506	4,386
	Wingstop Inc.	27,864	4,374
*	Valvoline Inc.	127,675	4,309
*	Grand Canyon Education Inc.	27,708	4,152
*	Dutch Bros Inc. Class A	71,334	4,137
*	Chewy Inc. Class A	160,293	3,613
*	Cava Group Inc.	42,011	3,263
	Wyndham Hotels & Resorts Inc.	40,154	3,223
*	Hilton Grand Vacations Inc.	60,047	3,124
*	Duolingo Inc. Class A	27,687	3,083
	H&R Block Inc.	66,098	2,544
*	Crocs Inc.	21,158	2,511
	Vail Resorts Inc.	17,579	2,349
*	YETI Holdings Inc.	46,034	2,208
	Gentex Corp.	87,822	2,122
*	Mattel Inc.	124,667	1,862
	Graham Holdings Co. Class B	1,632	1,791
*	Abercrombie & Fitch Co. Class A	18,854	1,456
[1]	Choice Hotels International Inc.	12,229	1,331
*	Capri Holdings Ltd.	57,358	1,062
			162,648
Consumer Staples (1.2%)
	Coca-Cola Consolidated Inc.	56,715	9,826
*	Celsius Holdings Inc.	160,278	5,333
*	Sprouts Farmers Market Inc.	39,056	3,227
*	elf Beauty Inc.	39,679	2,222
	Marzetti Co.	10,176	1,139
*	BellRing Brands Inc.	48,216	403
			22,150
Energy (3.0%)
	TechnipFMC plc	405,581	27,750
	DT Midstream Inc.	73,392	10,273
	Antero Midstream Corp.	332,071	6,960
*	Valaris Ltd.	64,559	5,980
	Weatherford International plc	30,205	3,131
			54,094
Financials (6.6%)
	East West Bancorp Inc.	70,338	8,619
	Affiliated Managers Group Inc.	28,203	8,541
	FirstCash Holdings Inc.	38,807	8,534
	Evercore Inc. Class A	24,045	8,196
	Kinsale Capital Group Inc.	22,160	6,754

		Shares	Market Value ($000)
	RenaissanceRe Holdings Ltd.	22,676	6,357
	Stifel Financial Corp.	84,108	5,900
	Equitable Holdings Inc.	136,352	5,638
	Primerica Inc.	18,546	5,007
	SEI Investments Co.	54,962	4,830
	Carlyle Group Inc.	101,385	4,606
	Old Republic International Corp.	118,709	4,420
	Cullen/Frost Bankers Inc.	31,683	4,294
	Federated Hermes Inc. Class B	74,112	4,155
	Houlihan Lokey Inc. Class A	28,890	4,093
	American Financial Group Inc.	27,767	3,604
*	WEX Inc.	20,286	2,941
	Hanover Insurance Group Inc.	15,268	2,843
	MGIC Investment Corp.	112,190	2,829
	SLM Corp.	109,865	2,430
	Ryan Specialty Holdings Inc. Class A	75,484	2,404
	Essent Group Ltd.	40,203	2,327
*	Texas Capital Bancshares Inc.	21,708	2,160
	Morningstar Inc.	11,280	2,053
*,1	Shift4 Payments Inc. Class A	44,039	1,962
	Hamilton Lane Inc. Class A	22,127	1,928
	International Bancshares Corp.	25,491	1,839
	First Financial Bankshares Inc.	54,889	1,794
			121,058
Health Care (13.7%)
*	United Therapeutics Corp.	43,170	24,038
*	Neurocrine Biosciences Inc.	100,622	15,929
*	Tenet Healthcare Corp.	88,110	15,447
*	Jazz Pharmaceuticals plc	60,922	14,407
*	Illumina Inc.	82,776	13,489
*	Exelixis Inc.	260,377	13,144
*	Penumbra Inc.	39,329	12,518
*	Elanco Animal Health Inc.	498,137	11,881
*	Arrowhead Pharmaceuticals Inc.	140,402	10,939
	Encompass Health Corp.	100,874	10,678
*	Medpace Holdings Inc.	22,477	10,050
	Ensign Group Inc.	57,828	9,695
*	Globus Medical Inc. Class A	111,710	9,147
*	Roivant Sciences Ltd.	262,258	7,865
*	Halozyme Therapeutics Inc.	117,912	7,846
*	HealthEquity Inc.	85,672	7,538
*	BioMarin Pharmaceutical Inc.	109,816	6,291
*	Cytokinetics Inc.	71,544	5,492
*,1	Hims & Hers Health Inc.	208,913	5,463
*	Masimo Corp.	26,096	4,657
*	Lantheus Holdings Inc.	45,885	4,556
*	Sotera Health Co.	264,951	4,144
*	LivaNova plc	54,758	4,041
*	Repligen Corp.	29,183	3,617
	Bruker Corp.	58,949	3,472
*	Option Care Health Inc.	159,178	3,322
*	Bio-Rad Laboratories Inc. Class A	10,029	3,134
	Chemed Corp.	6,959	2,967
*	Doximity Inc. Class A	134,257	2,873
*	Haemonetics Corp.	27,960	1,896
			250,536
Industrials (31.8%)
	Curtiss-Wright Corp.	36,966	27,636
	nVent Electric plc	161,777	27,015
*	Sterling Infrastructure Inc.	30,800	26,514
*	XPO Inc.	117,450	25,164
*	ATI Inc.	136,221	23,860
*	MasTec Inc.	61,499	23,269
	Woodward Inc.	59,772	20,922
	RB Global Inc.	186,165	19,799
	Carpenter Technology Corp.	39,941	18,732
*	RBC Bearings Inc.	31,700	18,131
	BWX Technologies Inc.	91,666	17,956
	ITT Inc.	86,214	16,812

		Shares	Market Value ($000)
*	API Group Corp.	384,704	15,773
*	Dycom Industries Inc.	30,044	15,322
*	Nextpower Inc. Class A	96,761	15,133
*	Kratos Defense & Security Solutions Inc.	185,096	11,870
*	CACI International Inc. Class A	22,141	11,370
*	SPX Technologies Inc.	49,966	10,826
	Mueller Industries Inc.	80,135	10,305
	Moog Inc. Class A	28,504	10,261
	Lincoln Electric Holdings Inc.	37,515	9,697
	Flowserve Corp.	127,371	9,618
	AAON Inc.	67,849	9,512
*	Chart Industries Inc.	45,074	9,367
	Watts Water Technologies Inc. Class A	27,500	8,497
	EnerSys	36,954	8,424
	UL Solutions Inc. Class A	77,465	7,708
*	Vicor Corp.	22,786	7,630
*	Clean Harbors Inc.	25,687	7,219
	Tetra Tech Inc.	261,527	7,189
	TransUnion	100,317	7,179
	Hexcel Corp.	76,083	6,832
*	AeroVironment Inc.	31,902	6,611
	Graco Inc.	84,791	6,398
	Donaldson Co. Inc.	77,493	6,344
	Acuity Inc.	20,773	6,338
	Applied Industrial Technologies Inc.	20,575	6,251
	Valmont Industries Inc.	11,852	6,161
	Carlisle Cos. Inc.	17,589	6,065
	Advanced Drainage Systems Inc.	40,243	5,600
*	Paylocity Holding Corp.	43,760	5,029
	Crane Co.	25,011	4,577
*	ExlService Holdings Inc.	157,417	4,570
*	Core & Main Inc. Class A	83,311	4,120
	AECOM	57,044	3,957
	Simpson Manufacturing Co. Inc.	20,374	3,866
	Oshkosh Corp.	29,182	3,794
	MSA Safety Inc.	21,930	3,636
*	Kirby Corp.	25,002	3,515
	GATX Corp.	20,765	3,511
*	StandardAero Inc.	117,915	3,377
	Brink's Co.	29,583	3,077
	Fortune Brands Innovations Inc.	68,669	2,674
	Genpact Ltd.	74,665	2,460
	Esab Corp.	25,180	2,327
	MSC Industrial Direct Co. Inc. Class A	19,273	2,110
*	Parsons Corp.	35,552	2,101
*,1	Avis Budget Group Inc.	11,858	2,085
*	FTI Consulting Inc.	12,140	1,860
	Maximus Inc.	29,539	1,829
	Exponent Inc.	26,013	1,517
			581,302
Information Technology (22.4%)
*	Flex Ltd.	368,639	55,583
*	Twilio Inc. Class A	152,012	28,980
*	Everpure Inc. Class A	314,480	25,004
*	MACOM Technology Solutions Holdings Inc.	64,679	23,585
*	Fabrinet	35,920	23,497
*	Okta Inc.	169,888	20,942
*	TTM Technologies Inc.	103,603	17,998
*	SiTime Corp.	22,150	15,731
*	Rambus Inc.	107,930	15,700
	MKS Inc.	47,813	15,504
*	Guidewire Software Inc.	85,232	13,012
*	Dynatrace Inc.	298,999	12,734
*	DigitalOcean Holdings Inc.	79,678	12,426
*	Lattice Semiconductor Corp.	80,914	11,901
	Advanced Energy Industries Inc.	37,843	11,435
*	Nutanix Inc. Class A	162,681	8,471
	Entegris Inc.	60,965	8,461
	InterDigital Inc.	25,759	6,494

		Shares	Market Value ($000)
*	Docusign Inc.	118,482	6,223
*	Onto Innovation Inc.	23,902	6,172
*	Manhattan Associates Inc.	36,610	5,493
	Cognex Corp.	83,092	5,472
*	Cirrus Logic Inc.	29,156	4,955
	Littelfuse Inc.	10,488	4,897
*	Dropbox Inc. Class A	174,898	4,701
*	Appfolio Inc. Class A	24,403	3,933
*	Qualys Inc.	35,954	3,929
*	UiPath Inc. Class A	326,326	3,825
*	Silicon Laboratories Inc.	17,515	3,811
	Amkor Technology Inc.	54,767	3,810
*	Allegro MicroSystems Inc.	78,442	3,755
	Pegasystems Inc.	91,539	3,271
*	Commvault Systems Inc.	26,900	3,194
	Bentley Systems Inc. Class B	94,089	3,071
*	Novanta Inc.	16,861	2,687
	Belden Inc.	18,128	1,905
	Universal Display Corp.	19,508	1,797
	Vontier Corp.	62,479	1,773
*	BILL Holdings Inc.	43,277	1,602
	Dolby Laboratories Inc. Class A	27,476	1,533
	Crane NXT Co.	21,294	827
*	Blackbaud Inc.	17,948	551
			410,645
Materials (3.2%)
	Royal Gold Inc.	81,229	18,234
	Hecla Mining Co.	671,861	11,939
	Solstice Advanced Materials Inc.	84,374	7,107
	NewMarket Corp.	7,821	6,050
	RPM International Inc.	52,609	5,575
*	MP Materials Corp.	79,709	5,157
	Eagle Materials Inc.	16,075	3,556
*	Knife River Corp.	22,728	1,784
			59,402
Real Estate (5.3%)
	CareTrust REIT Inc.	224,022	9,145
	WP Carey Inc.	116,473	8,668
	First Industrial Realty Trust Inc.	132,815	8,217
	Lamar Advertising Co. Class A	52,262	7,968
	Omega Healthcare Investors Inc.	160,052	7,484
	EastGroup Properties Inc.	33,103	6,684
	Equity LifeStyle Properties Inc.	99,135	6,124
	Gaming & Leisure Properties Inc.	127,710	5,999
	American Healthcare REIT Inc.	108,524	5,306
	Sabra Health Care REIT Inc.	252,613	5,024
	STAG Industrial Inc.	116,861	4,426
	Brixmor Property Group Inc.	141,425	4,322
	CubeSmart	102,785	4,111
	Agree Realty Corp.	54,078	4,010
	NNN REIT Inc.	81,902	3,645
	EPR Properties	39,705	2,265
	COPT Defense Properties	47,581	1,525
	National Storage Affiliates Trust	29,811	1,271
			96,194
Utilities (2.2%)
*	Talen Energy Corp.	45,805	17,718
	Ormat Technologies Inc.	60,949	8,364
	National Fuel Gas Co.	59,077	4,564
	IDACORP Inc.	28,183	3,953
	TXNM Energy Inc.	40,303	2,386
	Spire Inc.	25,483	2,096
	Northwestern Energy Group Inc.	27,111	1,914
			40,995
Total Common Stocks (Cost $1,381,087)			1,824,478

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[2,3]	Vanguard Market Liquidity Fund (Cost $8,864)	3.667%	88,652	8,864
Total Investments (100.2%) (Cost $1,389,951)				1,833,342
Other Assets and Liabilities—Net (-0.2%)				(2,948)
Net Assets (100%)				1,830,394
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,730.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $3,774 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	June 2026	2	746	22

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Carpenter Technology Corp.	8/31/2026	BANA	4,537	(3.620)	154	—
1 Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of May 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,824,478	—	—	1,824,478
Temporary Cash Investments	8,864	—	—	8,864
Total	1,833,342	—	—	1,833,342

Derivative Financial Instruments
Assets
Futures Contracts[1]	22	—	—	22
Swap Contracts	—	154	—	154
Total	22	154	—	176
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.